Inventories	12 Months Ended
Mar. 31, 2019
Inventory Disclosure [Abstract]
Inventories
3	Inventories

The components of inventories are as follows:

	March 31,
	2018	2019
	$ in thousands	$ in thousands

Raw materials	275	297
Work in progress	237	218
Finished goods	500	314

	1,012	829

During the fiscal years ended March 31, 2017, 2018 and 2019, based upon material composition and expected usage, provisions for inventories of approximately $156,000, $569,000 and $73,000, respectively, were charged to the consolidated statements of operations under cost of revenue.